Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Cash flows from operating activities:
Consolidated net income	$ 14,293	$ 15,080	$ 17,099
Income from discontinued operations, net of income taxes	0	0	(285)
Income from continuing operations	14,293	15,080	16,814
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	10,080	9,454	9,173
Deferred income taxes	761	(672)	(503)
Other operating activities	206	1,410	785
Changes in certain assets and liabilities, net of effects of acquisitions:
Receivables, net	(402)	(19)	(569)
Inventories	1,021	(703)	(1,229)
Accounts payable	3,942	2,008	2,678
Accrued liabilities	1,137	1,303	1,249
Accrued income taxes	492	(472)	166
Net cash provided by operating activities	31,530	27,389	28,564
Cash flows from investing activities:
Payments for property and equipment	(10,619)	(11,477)	(12,174)
Proceeds from the disposal of property and equipment	456	635	570
Proceeds from the disposal of certain operations	662	246	671
Purchase of available for sale securities	(1,901)	0	0
Investment and business acquisitions, net of cash acquired	(2,463)	0	0
Other investing activities	(122)	(79)	(192)
Net cash used in investing activities	(13,987)	(10,675)	(11,125)
Cash flows from financing activities:
Net change in short-term borrowings	(1,673)	1,235	(6,288)
Proceeds from issuance of long-term debt	137	39	5,174
Payments of long-term debt	(2,055)	(4,432)	(3,904)
Dividends paid	(6,216)	(6,294)	(6,185)
Purchase of Company stock	(8,298)	(4,112)	(1,015)
Dividends paid to noncontrolling interest	(479)	(719)	(600)
Purchase of noncontrolling interest	(90)	(1,326)	(1,844)
Other financing activities	(255)	(513)	(409)
Net cash used in financing activities	(18,929)	(16,122)	(15,071)
Effect of exchange rates on cash and cash equivalents	(452)	(1,022)	(514)
Net increase (decrease) in cash and cash equivalents	(1,838)	(430)	1,854
Cash and cash equivalents at beginning of year	8,705	9,135	7,281
Cash and cash equivalents at end of year	6,867	8,705	9,135
Supplemental disclosure of cash flow information:
Income Taxes Paid	4,507	8,111	8,169
Interest Paid	$ 2,351	$ 2,540	$ 2,433